Right-of-use assets and Lease liabilities (Details 2)	12 Months Ended
Dec. 31, 2020
SQM Salar S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	UF
Type Of Amortization	Monthly
Maturity date	Mar. 31, 2021
Effective rate	0.00%
SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Peso
Type Of Amortization	Monthly
Maturity date	Sep. 01, 2020
Effective rate	8.93%
SQM Salar S.A. [Member] | SKM Industrial Ltda [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Peso
Type Of Amortization	Monthly
Maturity date	Jun. 01, 2022
Effective rate	8.93%
SQM Salar S.A. [Member] | Ameco Chile SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Peso
Type Of Amortization	Monthly
Maturity date	Apr. 24, 2021
Effective rate	4.07%
SQM Industrial S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
SQM Industrial S.A. [Member] | El Trovador SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	UF
Type Of Amortization	Monthly
Maturity date	Feb. 08, 2030
Effective rate	3.10%
SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	UF
Type Of Amortization	Monthly
Maturity date	Aug. 26, 2024
Effective rate	2.72%
Soquimich Comercial S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	UF
Type Of Amortization	Monthly
Maturity date	Aug. 01, 2022
Effective rate	0.81%
Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	UF
Type Of Amortization	Monthly
Maturity date	Jul. 06, 2023
Effective rate	1.30%
Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	UF
Type Of Amortization	Monthly
Maturity date	May 01, 2028
Effective rate	3.38%
Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | CHILE
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	UF
Type Of Amortization	Monthly
Maturity date	May 24, 2021
Effective rate	6.18%
SQM North America Corp. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
SQM North America Corp. [Member] | Paces West LL [Member] | UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
Type Of Amortization	Monthly
Maturity date	Dec. 31, 2027
Effective rate	3.36%
SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
Type Of Amortization	Monthly
Maturity date	Aug. 31, 2024
Effective rate	3.33%
SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | MEXICO
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
Type Of Amortization	Monthly
Maturity date	Dec. 03, 2026
Effective rate	3.45%
SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | MEXICO
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Mexican Peso
Type Of Amortization	Monthly
Maturity date	Oct. 31, 2023
Effective rate	7.84%
SQM Europe N.V. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | BELGIUM
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Euro
Type Of Amortization	Monthly
Maturity date	Mar. 31, 2027
Effective rate	1.30%
SQM Australia PTY [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Dollar
SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | AUSTRALIA
Disclosure of quantitative information about right-of-use assets [line items]
Contract indexation unit	Australian dollar
Type Of Amortization	Monthly
Maturity date	Jan. 31, 2021
Effective rate	3.60%